Intangible assets - Summary of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization charge for the year	€ 69,076	€ 55,347	€ 77,564
Write off of goodwill	(35,949)	0	0
Impairment charge for the year	344	0	0
Staff expenses	195,925	192,905	77,977
Intangible Asset Other than Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	448,412	364,993
Arising as a result of merger		10
Arising in business combinations	148,028	64,018
Disposals	28,688	107
Transfer from WIP	0
Additions other than through business combinations, intangible assets other than goodwill	49,396	21,497
Write off of goodwill		(278)
Transfer to assets held for sale	27,793
Effects of movements in exchange rates	(2,797)	(1,721)
Ending balance	586,558	448,412	364,993
Intangible Asset Other than Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(222,183)	(167,016)
Amortization charge for the year	69,076	55,347
Disposals	(26,951)	(70)
Impairment charge for the year	36,293
Transfer to assets held for sale	(1,407)
Effects of movements in exchange rates	(946)	(110)
Ending balance	(298,248)	(222,183)	(167,016)
Intangible Asset Other than Goodwill | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	226,229
Ending balance	288,310	226,229
Intangible Asset Other than Goodwill | Customer databases | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39,675	27,176
Arising as a result of merger		0
Arising in business combinations	5,733	12,831
Disposals	0	0
Transfer from WIP	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Write off of goodwill		0
Transfer to assets held for sale	3,913
Effects of movements in exchange rates	184	(332)
Ending balance	41,679	39,675	27,176
Intangible Asset Other than Goodwill | Customer databases | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(25,346)	(20,520)
Amortization charge for the year	10,456	4,876
Disposals	0	0
Impairment charge for the year	0
Transfer to assets held for sale	(978)
Effects of movements in exchange rates	7	(50)
Ending balance	(34,831)	(25,346)	(20,520)
Intangible Asset Other than Goodwill | Customer databases | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,329
Ending balance	6,848	14,329
Intangible Asset Other than Goodwill | Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	75,393	74,093
Arising as a result of merger		0
Arising in business combinations	0	1,576
Disposals	0	0
Transfer from WIP	0
Additions other than through business combinations, intangible assets other than goodwill	381	0
Write off of goodwill		0
Transfer to assets held for sale	386
Effects of movements in exchange rates	246	(276)
Ending balance	75,634	75,393	74,093
Intangible Asset Other than Goodwill | Brands | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(24,939)	(17,580)
Amortization charge for the year	7,477	7,360
Disposals	0	0
Impairment charge for the year	0
Transfer to assets held for sale	(14)
Effects of movements in exchange rates	2	(1)
Ending balance	(32,404)	(24,939)	(17,580)
Intangible Asset Other than Goodwill | Brands | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	50,454
Ending balance	43,230	50,454
Intangible Asset Other than Goodwill | Licenses | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,328	5,710
Arising as a result of merger		0
Arising in business combinations	32,574	0
Disposals	890	64
Transfer from WIP	(918)
Additions other than through business combinations, intangible assets other than goodwill	3,770	863
Write off of goodwill		0
Transfer to assets held for sale	249
Effects of movements in exchange rates	(1,179)	(181)
Ending balance	41,272	6,328	5,710
Intangible Asset Other than Goodwill | Licenses | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,085)	(2,297)
Amortization charge for the year	5,043	819
Disposals	(890)	(2)
Impairment charge for the year	336
Transfer to assets held for sale	(124)
Effects of movements in exchange rates	(134)	(29)
Ending balance	(7,316)	(3,085)	(2,297)
Intangible Asset Other than Goodwill | Licenses | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,243
Ending balance	33,956	3,243
Intangible Asset Other than Goodwill | Exclusive license rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	55,000	55,000
Arising as a result of merger		0
Arising in business combinations	0	0
Disposals	0	0
Transfer from WIP	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Write off of goodwill		0
Transfer to assets held for sale	0
Effects of movements in exchange rates	0	0
Ending balance	55,000	55,000	55,000
Intangible Asset Other than Goodwill | Exclusive license rights | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(55,000)	(55,000)
Amortization charge for the year	0	0
Disposals	0	0
Impairment charge for the year	0
Transfer to assets held for sale	0
Effects of movements in exchange rates	0	0
Ending balance	(55,000)	(55,000)	(55,000)
Intangible Asset Other than Goodwill | Exclusive license rights | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Ending balance	0	0
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	128,143	117,442
Arising as a result of merger		0
Arising in business combinations	0	10,579
Disposals	0	0
Transfer from WIP	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Write off of goodwill		0
Transfer to assets held for sale	0
Effects of movements in exchange rates	36	122
Ending balance	128,179	128,143	117,442
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(71,382)	(45,074)
Amortization charge for the year	27,745	26,322
Disposals	0	0
Impairment charge for the year	0
Transfer to assets held for sale	0
Effects of movements in exchange rates	22	(14)
Ending balance	(99,149)	(71,382)	(45,074)
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	56,761
Ending balance	29,030	56,761
Intangible Asset Other than Goodwill | Acquired technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28,986	29,628
Arising as a result of merger		0
Arising in business combinations	21,546	1,163
Disposals	26,032	0
Transfer from WIP	0
Additions other than through business combinations, intangible assets other than goodwill	343	(1,767)
Write off of goodwill		0
Transfer to assets held for sale	4,658
Effects of movements in exchange rates	(519)	(38)
Ending balance	19,666	28,986	29,628
Intangible Asset Other than Goodwill | Acquired technology | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(26,358)	(19,186)
Amortization charge for the year	3,614	7,190
Disposals	(25,633)	0
Impairment charge for the year	0
Transfer to assets held for sale	(291)
Effects of movements in exchange rates	(38)	(18)
Ending balance	(4,010)	(26,358)	(19,186)
Intangible Asset Other than Goodwill | Acquired technology | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,628
Ending balance	15,656	2,628
Intangible Asset Other than Goodwill | Internally- generated software development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Staff expenses	19,300	21,300
Intangible Asset Other than Goodwill | Internally- generated software development costs | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	53,334	30,921
Arising as a result of merger		10
Arising in business combinations	0	0
Disposals	1,766	43
Transfer from WIP	918
Additions other than through business combinations, intangible assets other than goodwill	44,902	22,401
Write off of goodwill		0
Transfer to assets held for sale	0
Effects of movements in exchange rates	(499)	45
Ending balance	95,053	53,334	30,921
Intangible Asset Other than Goodwill | Internally- generated software development costs | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(16,073)	(7,359)
Amortization charge for the year	14,741	8,780
Disposals	(428)	(68)
Impairment charge for the year	8
Transfer to assets held for sale	0
Effects of movements in exchange rates	(16)	2
Ending balance	(30,378)	(16,073)	(7,359)
Intangible Asset Other than Goodwill | Internally- generated software development costs | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37,261
Ending balance	64,675	37,261
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	61,553	25,023
Arising as a result of merger		0
Arising in business combinations	88,175	37,869
Disposals	0	0
Transfer from WIP	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Write off of goodwill		(278)
Transfer to assets held for sale, Goodwill	18,587
Effects of movements in exchange rates	(1,066)	(1,061)
Ending balance	130,075	61,553	25,023
Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Amortization charge for the year	0	0
Disposals	0	0
Impairment charge for the year	35,949
Transfer to assets held for sale, Goodwill	0
Effects of movements in exchange rates	(789)	0
Ending balance	(35,160)	0	€ 0
Goodwill | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	61,553
Ending balance	€ 94,915	€ 61,553